Note 3 - Revenue From Contracts With Customers 1 (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
External Broker Costs and Employee Sales Commissions [Member]
Capitalized Contract Cost, Amortization	$ 1,717	$ 1,220
Capitalized Contract Cost, Net, Total	6,711	7,031
Capitalized Contract Cost, Impairment Loss	0
FirstService Brands Segment [Member] | Franchise [Member]
Contract with Customer, Liability, Revenue Recognized	$ 4,462	$ 3,392
FirstService Brands Segment [Member] | Franchise [Member] | Minimum [Member]
Revenue Recognized Period	5 years
FirstService Brands Segment [Member] | Franchise [Member] | Maximum [Member]
Revenue Recognized Period	10 years